TAXATION - Additional Information - Mainland China (Details) - Mainland China ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024 USD ($)
TAXATION
Statutory income tax rate	25.00%	25.00%	25.00%
Withholding tax rate	10.00%
Undistributed earnings	¥ 23,333			$ 3,197
Tianjin Hongen Perfect Future Education Technology Co., Ltd. ("Tianjin Hongen", or the "VIE")
TAXATION
Preferential income tax rate as SE	12.50%
Preferential income tax rate as HNTE	15.00%